Deferred and Contingent Consideration on Acquisitions - Schedule of Deferred and Contingent Consideration (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred and Contingent Consideration [Abstract]
Balance beginning	R$ 277,348	R$ 277,183
Deferred and contingent consideration relating to acquisitions		1,442
Payments	(5,895)	(45,535)
Interest	22,343	44,258
Balance ending	R$ 293,796	R$ 277,348